Consolidated Statements Of Comprehensive (Loss)/Income (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Share-based compensation expenses	¥ 22,045	¥ 29,027	¥ 26,683
Cost of Revenues [Member]
Share-based compensation expenses	2,176	7,154	1,657
Sales and Marketing Expenses [Member]
Share-based compensation expenses	1,060	3,282	590
Research and Development Expenses [Member]
Share-based compensation expenses	13,355	14,432	13,966
General and Administrative Expenses [Member]
Share-based compensation expenses	¥ 5,454	¥ 4,159	¥ 10,470